Sales	12 Months Ended
Dec. 31, 2021
Sales [abstract]
Sales

21.   SALES

The Company’s geographical analysis of revenue from contracts with customers attributed to the location of the products produced, is as follows:

	Year ended December 31, 2021
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$219,663	$-	$-	$219,663
Silver-lead concentrates	59,755	-	-	-	59,755
Zinc concentrates	42,990	-	-	-	42,990
Gold doré	-	-	178,999	101,256	280,255
Provisional pricing adjustments	799	(3,609)	-	-	(2,810)
Sales to external customers	$103,544	$216,054	$178,999	$101,256	$599,853

	Year ended December 31, 2020
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$188,327	$-	$-	$188,327
Silver-lead concentrates	43,055	-	-	-	43,055
Zinc concentrates	23,980	-	-	-	23,980
Gold doré	-	-	20,297	-	20,297
Provisional pricing adjustments	608	2,699	-	-	3,307
Sales to external customers	$67,643	$191,026	$20,297	$-	$278,966

	Years ended December 31
	2021	2020
Customer 1	$178,999	$191,026
Customer 2	103,544	67,643
Customer 3	101,256	-
Customer 4	91,950	20,297
Customer 5	48,032	-
Customer 6	47,212	-
Customer 7	28,860	-
	$599,853	$278,966

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities.

During December 2020, the Company entered into the following contracts:

●	zero-cost collar for 12,300 tonnes of zinc with a floor price of $2,600 per tonne and a cap of $2,900 per tonne, maturing monthly from January 1, 2021 to December 31, 2021;
●	zero-cost collar for 720,000 gallons of heating oil with a floor price of $1.40 per gallon and a cap of $1.6150 per gallon, maturing monthly from January 1, 2021 to December 31, 2021;
●	zero-cost collar for 1,680,000 gallons of jet fuel with a floor price of $1.30 per gallon and a cap of $1.4775 per gallon, maturing monthly from January 1, 2021 to December 31, 2021;
●	forward-swap for 720,000 gallons of heating oil with a price of $1.52 per gallon, maturing monthly from January 1, 2022 to December 31, 2022; and
●	forward-swap for 1,680,000 gallons of jet fuel with a price of $1.438 per gallon, maturing monthly from January 1, 2022 to December 31, 2022.

On February 11, 2021, the Company entered into a zero-cost collar for 6,237 tonnes of lead with a floor price of $2,000 per tonne and a cap of $2,125 per tonne, maturing monthly from February 1, 2021 to December 31, 2022.

During October 2021, the Company entered into the following contracts:

●	zero-cost collar for 1,200 tonnes of zinc with a floor price of $3,200 per tonne and a cap of $3,500 per tonne, maturing from January 1, 2022 to March 31, 2022;
●	zero-cost collar for 1,200 tonnes of zinc with a floor price of $3,200 per tonne and a cap of $3,400 per tonne, maturing from April 1, 2022 to June 30, 2022;
●	zero-cost collar for 1,200 tonnes of zinc with a floor price of $3,200 per tonne and a cap of $3,290 per tonne, maturing from July 1, 2022 to September 30, 2022;
●	zero-cost collar for 1,200 tonnes of zinc with a floor price of $3,100 per tonne and a cap of $3,225 per tonne, maturing from October 1, 2022 to December 31, 2022;
●	forward-swap for 1,200 tonnes of zinc with a price of $3,300 per tonne, maturing quarterly from January 1, 2022 to March 31, 2022;
●	forward-swap for 1,200 tonnes of zinc with a price of $3,256 per tonne, maturing quarterly from April 1, 2022 to June 30, 2022;
●	forward-swap for 1,200 tonnes of zinc with a price of $3,256 per tonne, maturing quarterly from July 1, 2022 to September 30, 2022; and
●	forward-swap for 1,200 tonnes of zinc with a price of $3,175 per tonne, maturing quarterly from October 1, 2022 to December 31, 2022.

The zinc, lead and fuel contracts are derivative financial instruments and are not accounted for as designated hedges. They were initially recognized at fair value on the date on which the related derivative contracts were entered into and are subsequently re-measured to estimated fair value. Any gains or losses arising from changes in the fair value of the derivatives are credited or charged to profit or loss.

During the year ended December 30, 2021 the Company recognized $1.5 million of realized loss on settlement of swaps, and $1.3 million of unrealized loss, from changes in the fair value of the open positions (December 31, 2020 – $nil).